INCOME TAXES - Income Before Income Taxes and Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before income taxes:
United States	$ 110.0	$ 95.1	$ 109.7
Foreign	27.2	138.3	81.6
Income before income taxes	137.2	233.4	191.3
Current:
United States	55.5	65.0	33.1
Foreign	19.7	10.1	36.0
Total current	75.2	75.1	69.1
Deferred and other:
United States	(13.1)	(13.1)	4.6
Foreign	(12.3)	35.5	(14.9)
Total deferred and other	(25.4)	22.4	(10.3)
Total provision	$ 49.8	$ 97.5	$ 58.8